Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of the capitalized development costs	10 years
Buildings [member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of the capitalized development costs	5 years
Motor vehicles [member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of the capitalized development costs	3 years
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Lease liability discount rate	11.20%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Lease liability discount rate	11.98%